Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (in millions) ($)	Hotel Adjusted EBITDA (in millions) ($)

					Company Total Shareholder Return ($)	Peer Group Total Shareholder Return(1) ($)

2023	5,049,831	6,441,364	1,842,703	2,171,963	87	99	87	301
2022	5,924,643	4,450,994	1,950,840	958,096	75	77	110	312
2021	8,689,374	9,994,674	2,845,576	3,174,528	87	81	(195)	115
2020	4,658,275	2,313,405	1,621,075	1,088,121	74	68	(396)	(38)

Company Selected Measure Name	Hotel Adjusted EBITDA
Named Executive Officers, Footnote	Reflects the compensation amounts reported in the Summary Compensation Table for Mr. Brugger, our CEO, for each of the respective years shown.For 2022, other NEOs are Messrs. Donnelly, Healy, Furbay, Tennis, and Leonard. For 2021 and 2020, other NEOs are Messrs. Donnelly, Healy, Furbay, and Tennis.
Peer Group Issuers, Footnote	"Peer Group" TSR is the Dow Jones U.S. Hotel & Lodging REITs Index.Represents the cumulative TSR of the Dow Jones U.S. Hotel & Lodging REITs Index, which is an industry index reported in the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.
PEO Total Compensation Amount	$ 5,049,831	$ 5,924,643	$ 8,689,374	$ 4,658,275
PEO Actually Paid Compensation Amount	$ 6,441,364	4,450,994	9,994,674	2,313,405
Adjustment To PEO Compensation, Footnote	CAP to our CEO is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for Mr. Brugger is set forth following the footnotes to this table.

	2023		2022		2021		2020
	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	5,049,831	1,842,703	5,924,643	1,950,840	8,689,374	2,845,576	4,658,275	1,621,075
Minus Change in Pension Value Reported in Summary Compensation Table	—	—	—	—	—	—	—	—
Plus Pension Value Service Cost	—	—	—	—	—	—	—	—
Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	(3,000,000)	(900,000)	(3,000,000)	(975,000)	(6,000,000)	(1,687,500)	(3,000,000)	(837,500)
Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	3,110,551	936,522	2,665,505	693,827	6,113,373	1,718,663	2,698,952	753,458
Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	1,088,702	242,224	(1,029,383)	(179,570)	830,321	218,082	(1,469,515)	(337,267)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	—	—	—	—	—	—	—
Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	172,146	45,910	(109,771)	(16,645)	361,606	79,707	(574,307)	(111,645)
Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year	—	—	—	(517,121)	—	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	20,134	4,604	—	1,765	—	—	—	—
Compensation Actually Paid	6,441,364	2,171,963	4,450,994	958,096	9,994,674	3,174,528	2,313,405	1,088,121
The fair value of time-based awards used to calculate CAP is based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of hotel market share PSUs used to calculate CAP is based on the Company’s closing stock price on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends. The fair value of relative TSR PSUs used to calculate CAP was based on the Company’s fair value per share on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends.

Non-PEO NEO Average Total Compensation Amount	$ 1,842,703	1,950,840	2,845,576	1,621,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,171,963	958,096	3,174,528	1,088,121
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP to our other NEOs is computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for the average of the other NEOs is set forth following the footnotes to this table.

	2023		2022		2021		2020
	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	5,049,831	1,842,703	5,924,643	1,950,840	8,689,374	2,845,576	4,658,275	1,621,075
Minus Change in Pension Value Reported in Summary Compensation Table	—	—	—	—	—	—	—	—
Plus Pension Value Service Cost	—	—	—	—	—	—	—	—
Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	(3,000,000)	(900,000)	(3,000,000)	(975,000)	(6,000,000)	(1,687,500)	(3,000,000)	(837,500)
Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	3,110,551	936,522	2,665,505	693,827	6,113,373	1,718,663	2,698,952	753,458
Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	1,088,702	242,224	(1,029,383)	(179,570)	830,321	218,082	(1,469,515)	(337,267)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	—	—	—	—	—	—	—
Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	172,146	45,910	(109,771)	(16,645)	361,606	79,707	(574,307)	(111,645)
Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year	—	—	—	(517,121)	—	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	20,134	4,604	—	1,765	—	—	—	—
Compensation Actually Paid	6,441,364	2,171,963	4,450,994	958,096	9,994,674	3,174,528	2,313,405	1,088,121
The fair value of time-based awards used to calculate CAP is based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of hotel market share PSUs used to calculate CAP is based on the Company’s closing stock price on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends. The fair value of relative TSR PSUs used to calculate CAP was based on the Company’s fair value per share on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends.

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and Average Other NEOs. As the graphs illustrate, CAP was below SCT total compensation in years when our TSR declined, and CAP was above SCT total compensation in years when our TSR increased.

Compensation Actually Paid vs. Net Income	GAAP net income is not used as a performance measure in our incentive plans because we do not believe it adequately reflects the performance of our hotels and does not facilitate comparisons between us and other lodging REITs, hotel owners who are not REITs and other capital intensive companies. GAAP net income is reduced by depreciation and amortization, which is a significant non-cash expense that does not typically correspond to a reduction in real estate value. For these reasons, CAP amounts do not have a strong relationship to the Company’s GAAP net income.
Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the CEO and Average Other NEOs CAP versus our Hotel Adjusted EBITDA for each fiscal year. Although Hotel Adjusted EBITDA is an important operational metric to our business, CAP amounts do not have a strong relationship to Hotel Adjusted EBITDA. This is because Hotel Adjusted EBITDA determined a portion of each executive’s annual cash incentive award in 2021, 2022 and 2023 and the annual cash incentive comprises only about 24% of each executive’s total pay opportunity. Because long-term equity compensation is weighted more heavily (60% for our CEO and approximately 50% on average for our other NEOs), CAP has a stronger relationship to our TSR.

Total Shareholder Return Amount	$ 87	75	87	74
Peer Group Total Shareholder Return Amount	99	77	81	68
Net Income (Loss)	$ 87,000,000	$ 110,000,000	$ (195,000,000)	$ (396,000,000)
Company Selected Measure Amount	301,000,000	312,000,000	115,000,000	(38,000,000)
PEO Name	Mr. Brugger
Additional 402(v) Disclosure	Represents the cumulative TSR of the Company for an initial investment of $100 on December 31, 2019 through and including the end of the fiscal year for each row in the table.GAAP net income as reported in the Consolidated Statements of Income in the Company's Annual Report on Form 10-K for each fiscal year in the table.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company's Hotel Adjusted EBITDA, which is the Company-Selected Measure, as calculated for purposes of our annual incentive plan for 2023. Refer to "Non-GAAP Measures" in Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2023 for a definition of Hotel Adjusted EBITDA, which is a non-GAAP financial measure, and a reconciliation of Hotel Adjusted EBITDA to GAAP net income.
PEO | Adjustment, Minus Change in Pension Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Adjustment, Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,000)	(3,000,000)	(6,000,000)	(3,000,000)
PEO | Adjustment, Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,110,551	2,665,505	6,113,373	2,698,952
PEO | Adjustment, Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,702	(1,029,383)	830,321	(1,469,515)
PEO | Adjustment, Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,146	(109,771)	361,606	(574,307)
PEO | Adjustment, Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,134	0	0	0
Non-PEO NEO | Adjustment, Minus Change in Pension Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Plus Pension Value Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(900,000)	(975,000)	(1,687,500)	(837,500)
Non-PEO NEO | Adjustment, Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	936,522	693,827	1,718,663	753,458
Non-PEO NEO | Adjustment, Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,224	(179,570)	218,082	(337,267)
Non-PEO NEO | Adjustment, Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment, Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,910	(16,645)	79,707	(111,645)
Non-PEO NEO | Adjustment, Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(517,121)	0	0
Non-PEO NEO | Adjustment, Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,604	$ 1,765	$ 0	$ 0